                                 ABN AMRO FUNDS

                     CLASS N SHARES                                               CLASS I SHARES

          ABN AMRO/Chicago Capital Growth Fund                            Montag & Caldwell Growth Fund
                  ABN AMRO Growth Fund                                 ABN AMRO/Chicago Capital Growth Fund
         ABN AMRO/Montag & Caldwell Growth Fund                      ABN AMRO/Veredus Aggressive Growth Fund
          ABN AMRO/TAMRO Large Cap Value Fund                         ABN AMRO/Chicago Capital Balanced Fund
                  ABN AMRO Value Fund                                    Montag & Caldwell Balanced Fund
              ABN AMRO/Talon Mid Cap Fund                               ABN AMRO/Chicago Capital Bond Fund
                ABN AMRO Small Cap Fund                               ABN AMRO Government Money Market Fund
             ABN AMRO/TAMRO Small Cap Fund                                  ABN AMRO Money Market Fund
        ABN AMRO/Veredus Aggressive Growth Fund                       ABN AMRO Tax-Exempt Money Market Fund
          ABN AMRO/Veredus Select Growth Fund                          ABN AMRO Treasury Money Market Fund
               ABN AMRO Real Estate Fund
             ABN AMRO/Veredus SciTech Fund                                        CLASS S SHARES
         ABN AMRO/Chicago Capital Balanced Fund
        ABN AMRO/Montag & Caldwell Balanced Fund                      ABN AMRO Government Money Market Fund
               ABN AMRO Asian Tigers Fund                                   ABN AMRO Money Market Fund
           ABN AMRO International Equity Fund                         ABN AMRO Tax-Exempt Money Market Fund
           ABN AMRO Latin America Equity Fund                          ABN AMRO Treasury Money Market Fund
           ABN AMRO/Chicago Capital Bond Fund
      ABN AMRO/Chicago Capital Municipal Bond Fund                                CLASS Y SHARES
       ABN AMRO/Chicago Capital Money Market Fund
                                                                  ABN AMRO Institutional Prime Money Market Fund
                                                                ABN AMRO Institutional Treasury Money Market Fund
                                                               ABN AMRO Institutional Government Money Market Fund

                                                                                 CLASS YS SHARES

                                                                  ABN AMRO Institutional Prime Money Market Fund
                                                                ABN AMRO Institutional Treasury Money Market Fund
                                                          ABN AMRO Institutional Government Money Market Fund

                        SUPPLEMENT DATED APRIL 2, 2002 TO
             STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2002

The last sentence of the first paragraph under "Money Market Instruments" on page 13 of the Statement of Additional Information is deleted in its entirety and replaced with:

Investments by ABN AMRO/Chicago Capital Money Market Fund in non-negotiable time deposits are limited to no more than 5% of its total assets at the time of purchase.




                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.